Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment Reversal of Impairment CGUs Pemex Exploration and Production (Detail) - Pemex Exploration And Production - MXN ($)
$ in Thousands
	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 15,447,401	$ 15,447,401	$ (62,725,055)
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		17,930,141	3,934,091
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		10,725,678	(4,745,200)
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		6,460,308	2,289,892
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		2,516,348	0
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		2,383,525	390,390
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		1,670,775	(573,479)
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		494,325	(7,553,945)
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		385,159	(984,600)
Misión CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		78,299	(343,142)
Cuenca Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		46,281	(33,468)
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(170,392)
Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(6,113,877)
Cárdenas Mora CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(61,933)
Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(9,153,384)
Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(23,096,914)
Bellota Chinchorro
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(3,250,680)
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		(3,742,263)	10,465,552
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		(9,968,924)	(12,072,400)
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		$ (13,532,251)	$ (11,651,566)